FINANCE LEASES (Notes)	12 Months Ended
Dec. 31, 2017
Disclosure of leases [Abstract]
FINANCE LEASES
Leases of property, plant and equipment where the Company, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in other short-term and long-term payables. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property, plant and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.
FINANCE LEASES
As of December 31, 2017, the Company is part to a contract that qualifies as financial lease agreement with Air Liquide Argentina S.A., being the object of the lease a plant for the provision of industrial gas located in the Company’s plant in San Nicolas, Argentina. This contract does not consider a purchase option of the related asset on its expiry date. The total commitment generated a current finance lease liability of USD 8.0 million and a non-current finance lease liability of USD 69.0 million. The total finance lease liability to be paid on expiry of the lease contract amounts to USD 77.0 million.
The reconciliation of the minimum future payments and the present value of the contract are as follows:

As of December 31, 2017

Commitments in relation to finance leases are payable as follows:
Within one year	8,328
Later than one year but not later than five years	33,312
Later than five years	79,810
Minimum lease payments	121,450
Future finance charges	(44,415)
Total Financial lease liabilities	77,035

The present value of finance lease liabilities is as follows:
Within one year	8,030
Later than one year but not later than five years	27,208
Later than five years	41,797

Total minimum lease payments	77,035

Property, plant and equipment include a net book value of USD 61.4 million in connection with assets leased to the Company under this finance lease. The lease term is 15 years and the amortization period of the related asset is 15 years as well.